Summary of Significant Accounting Policies - Summary of Basic and Diluted Loss Per Ordinary Share (Detail) - USD ($)	2 Months Ended	3 Months Ended	8 Months Ended	11 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020
Significant Accounting Policies [Line Items]
Interest earned on marketable securities held in Trust Account		$ 62,928		$ 212,516
Unrealized gain (loss) on marketable securities held in Trust Account				3,960
Net income allocable to shares subject to possible redemption	$ (9,069)	$ 16,179,940	$ (4,887,218)	$ (25,872,350)
Basic and diluted weighted average shares outstanding			19,148,062	21,242,273
Basic and diluted net income (loss) per share			$ (0.13)	$ (1.23)
Common Stock Subject to Mandatory Redemption [Member]
Significant Accounting Policies [Line Items]
Basic and diluted weighted average shares outstanding			64,081,778	63,958,721
Basic and diluted net income (loss) per share			$ 0.00	$ 0.00
Non Redeemable Common Stock [Member]
Significant Accounting Policies [Line Items]
Basic and diluted weighted average shares outstanding	15,750,000	28,815,514
Basic and diluted net income (loss) per share	$ 0.00	$ 0.56
Class A ordinary shares | Common Stock Subject to Mandatory Redemption [Member]
Significant Accounting Policies [Line Items]
Interest earned on marketable securities held in Trust Account		$ 55,031		$ 181,127
Unrealized gain (loss) on marketable securities held in Trust Account		0		3,375
Net income allocable to shares subject to possible redemption		$ 55,031		$ 184,502
Basic and diluted weighted average shares outstanding		61,746,986		63,958,721
Basic and diluted net income (loss) per share	$ 0.00	$ 0.00		$ 0.00
Class A ordinary shares | Non Redeemable Common Stock [Member]
Significant Accounting Policies [Line Items]
Net income allocable to shares subject to possible redemption	$ (9,069)	$ 16,179,940		$ (25,872,350)
Less: Net income allocable to Class A ordinary shares subject to possible redemption		(55,031)		184,502
Non-Redeemable Net Loss	$ (9,069)	$ 16,124,909		$ (26,056,852)
Basic and diluted weighted average shares outstanding	15,750,000	28,815,514		21,242,273
Basic and diluted net income (loss) per share	$ 0.00	$ 0.56		$ (1.23)